Billings in Excess of Costs (Details) - USD ($)	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Costs incurred on uncompleted contracts	$ 1,506,659	$ 853,787	$ 2,033,840	$ 7,863,873
Billings to date	(952,240)	(143,135)	(5,523,616)	(11,710,958)
Billings in Excess of Cost			(3,489,776)	(3,847,085)
Costs in Excess of Billing	554,419	710,652
Included in the accompanying balance sheets as follows:
Costs in excess of billings on uncompleted contracts	832,390	710,652	0	0
Billings on uncompleted contracts in excess of costs	$ (277,971)	$ 0	$ (3,489,776)	$ (3,847,085)